Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-266143
Entity Registrant Name	Next Bridge Hydrocarbons, Inc.
Entity Central Index Key	0001936756
Entity Tax Identification Number	87-2538731
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 W. Texas Ave.
Entity Address, Address Line Two	Suite 890
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	684-0018
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false